Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	frontdoor, inc.
Entity Central Index Key	0001727263
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ftdr
Entity Small Business	false
Entity Emerging Growth Company	false